Share Capital and Employee Compensation Plans - Restricted Stock Unit Activity (Details) - RSUs $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments outstanding. beginning (shares | shares	551,800	426,400
Granted (shares) | shares	516,200	341,100
Paid out (shares) | shares	(237,300)	(198,400)
Forfeited (shares) | shares	(25,700)	(17,300)
Other equity instruments outstanding, ending (shares) | shares	805,000.0	551,800
Fair value of other equity instruments outstanding, beginning	$ 9.1	$ 10.7
Granted, fair value	8.4	5.6
Paid out, fair value	(3.9)	(3.4)
Forfeited, fair value	(0.4)	(0.3)
Change in value, fair value	(0.1)	(3.5)
Fair value of other equity instruments outstanding, ending	$ 13.1	$ 9.1